SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.2993	7.0999	6.8972
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.1957	7.0809	6.7290